CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Thousands	Issued capital		Additional paid-in capital		Treasury shares	Foreign currency translation reserve	Capital reserve for options	Capital reserve for remeasurement gains on defined benefit plans	Capital reserve from transactions with non-controlling interests	Accumulated deficit	Equity attributable to owners of parent	Non- controlling interests	Total
Balance as of beginning at Dec. 31, 2021	$ 42		$ 125,484		$ (86)	$ 2,966	$ 1,002	$ 442	$ 0	$ (72,998)	$ 56,852	$ 3,911	$ 60,763
Exercise of share options	1		2,975		0	0	0	0	0	0	2,976	0	2,976
Exercise of Employee options		[1]	(84)		0	0	0	0	0	0	0	0	0
Share-based payments	0		1,347		0	0	0	0	0	0	1,347	410	1,757
Equity component of transaction with non-controlling interest	0		287		0	0	0	0	0	0	287	(287)	0
Dividend paid to non-controlling interests	0		0		0	0	0	0	0	0	0	(130)	(130)
PPA Adjustments	0		0		0	0	0	0	0	0	0	(174)	(174)
Net profit (loss)	0		0		0	0	0	0	0	(76)	(76)	291	215
Total other comprehensive income (loss)	0		0		0	(6,257)	0	558	0	0	(5,699)	(419)	(6,118)
Balance as of ending at Dec. 31, 2022	43		130,009		(2)	(3,291)	1,002	1,000	0	(73,074)	55,687	3,602	59,289
Exercise of share options	5		25,114		0	0	512	0	0	0	25,631	0	25,631
Exercise of Employee options		[1]		[1]	0	0	0	0	0	0	0	0	0
Share-based payments	0		1,116		0	0	0	0	0	0	1,116	136	1,252
Equity component of transaction with non-controlling interest	0		95		0	0	0	0		0	95	(95)	0
Dividend paid to non-controlling interests	0		0		0	0	0	0	0	0	0	(789)	(789)
Net profit (loss)	0		0		0	0	0	0	0	(7,056)	(7,056)	201	(6,855)
Total other comprehensive income (loss)	0		0		0	(2,003)	0	58	0	0	(1,945)	(122)	(2,067)
Balance as of ending at Dec. 31, 2023	48		156,334		(2)	(5,294)	1,514	1,058	0	(80,130)	73,528	2,933	76,461
Share-based payments	0		333		0	0	0		0	0	333	33	366
Equity component of transaction with non-controlling interest	0		23		0	0	0		0	0	23	(23)	0
Dividend paid to non-controlling interests	0		0		0	0	0	0		0	0	(279)	(279)
Acquisition of non-controlling interests	0		0		0	0	0	0	(5,618)	0	(5,618)	(2,939)	(8,557)
Net profit (loss)	0		0		0	0	0		0	(28,095)	(28,095)	342	(27,753)
Total other comprehensive income (loss)	0		0		0	(1,057)	0	134	0	0	(923)	(67)	(990)
Balance as of ending at Dec. 31, 2024	$ 48		$ 156,690		$ (2)	$ (6,351)	$ 1,514	$ 1,192	$ (5,618)	$ (108,225)	$ 39,248	$ 0	$ 39,248

[1]	Represents an amount lower than $1.